Note 3 - Significant Accounting Judgements and Estimates (Details Textual) $ in Thousands, $ in Millions	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 AUD ($)	Jul. 31, 2022 USD ($)	Jun. 30, 2021 USD ($)
Statement Line Items [Line Items]
Total provisions	$ 1,854		$ 1,161			$ 2,967
Provision used, other provisions	86		1,614
Total intangible assets other than goodwill	24,478		21,308			21,151
Contingent consideration asset, fair value			4,500
Deferred tax assets for unused tax losses	$ 4,300		$ 4,100			1,900
Disposal groups classified as held for sale [member]
Statement Line Items [Line Items]
Contingent consideration asset, fair value					$ 4,500
Contingent consideration, fair value, multiple to year one forecast EBITDA	4.5		4.5
Discontinued operation, forecast EBITDA amount		$ 2.7		$ 2.7
Capitalised development expenditure [member]
Statement Line Items [Line Items]
Total intangible assets other than goodwill	$ 7,771		$ 3,789			495
Litigation provision [member]
Statement Line Items [Line Items]
Total provisions	0					$ 500
Provision used, other provisions	$ (0)		$ 385